Related Party Balances and Transactions (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Transactions
(1)	Related parties’ relationships

Name of Related Party	Relationship to the Company
Action Holdings Limited	Immediate holding company of Majestic
Easy Rich Industries (Shanghai) Limited (“Easy Rich SH”)	Common controlled by Mr. Ko and Ms. Li
Ms. Li	Controlling Shareholder
Meridian Industries Limited (“MIL”)	Common controlled by Mr. Ko and Ms. Li
Meridian Group Holdings Limited	An intermediate holding company of Majestic
Wisewing International Ltd (“Wisewing”)	Controlled by Mr. Ko
Meridian (Shenzhen) Holdings Co., Ltd. (“MDSZ”)	Controlled by Mr. Ko
Leisure Bright Trading Limited (“Leisure bright”)	Ms. Li is the sole shareholder
Mr. Ko	Controlling Shareholder

Other receivables — related parties consist of the following:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Action Holdings Limited	7,299	—	—
Total	7,299	—	—

Other payables — related parties consist of the following:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Ms. Li	11,777,000	1,363,693	191,557
Meridian Industries Limited (“MIL”)	19,413,537	897,914	126,129
Meridian Group Holdings Limited	705,205	-	-
Wisewing International Ltd (“Wisewing”)	284,430	672,476	94,462
Easy Rich Industries (Shanghai) Limited (“Easy Rich SH”)	1,690,374	-	-
Meridian (Shenzhen) Holdings Co., Ltd. (“MDSZ”)	1,690,000	-	-
Total	35,560,546	2,934,083	412,148

Schedule of Related Party Transaction Representing Rental Expense

In addition to the related party balances above and the guarantees and pledge of assets referred to in note 9, we have the following related party transaction representing rental expense paid to:

	As of September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Leisure Bright	384,345	128,115	—	—
Wisewing International Ltd	—	290,074	388,909	54,630